STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                     FINANCIAL STATEMENTS FOR THE YEAR ENDED
                                DECEMBER 31, 1999

                               [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

January 27, 2000

Dear Standish, Ayer & Wood Investment Trust Shareholder:

We are writing to provide you with a review of developments at Standish, Ayer & Wood as they relate to the activities of the Investment Trust.

THE 1999 MARKETS

The past year has been as tumultuous as 1998, although in different ways. World stock markets have been euphoric. The S&P 500 advanced about 21% but the technology-driven Nasdaq composite soared 86%. For the second year in a row, larger capitalization growth stocks have performed brilliantly, and small or middle capitalization value stocks have been left far behind. In striking contrast to some of the equity markets, the bond market suffered one of its worst years in history, with prices of ten-year Treasuries dropping 13%. Yield spreads, which had widened sharply during the crisis in the fall of 1998, narrowed during the early months of 1999 but then widened again as the year progressed, with distressingly poor liquidity in the secondary bond market. Securities that suffered even a slight short-term tarnishing in their attributes often dropped dramatically in price - investors displayed very little appetite for any bond or stock that had evidenced any degree of adversity.

STANDISH INVESTMENT DISCIPLINES

Many of Standish's investment disciplines are directed to applying fundamental research to uncover relatively cheap securities where the fundamentals are improving. This methodology has generally been quite successful over long periods of time in the past. However, the investment environment of the last two years has produced significant headwinds for some of our disciplines. While there has been enormous pressure on Standish and other value investors to capitulate and to become momentum investors, we have not wavered in our focus on fundamentals and value. Of course, we and other investors make misjudgments along the way, and we are doing our best to learn the correct lessons from the inevitable mistakes. We have applied new investment tools and made modest alterations to the investment process. We have added investment talent and quantitative resources. We believe that our approach is correct, that our portfolios are attractively priced relative to the benchmarks, and that it is our obligation to adhere to the philosophy we have consistently represented to you.

MAJOR DEVELOPMENTS AT STANDISH DURING 1999

We are pleased that Standish is able to report continued stability of both our clients and our professional team. Assets under management for our clients are approximately $45 billion, a slight decline during 1999 but up from $39 billion at the beginning of 1998. These statistics include $3.3 billion of assets managed through Standish International Management Company, LLC, or SIMCO. The Standish Funds returned to 1997's level of $5.8 billion of assets from $6.5 billion in 1998. While we had some client turnover, a substantial portion of the assets lost related to corporate events or restructuring as opposed to terminations because of investment performance. We have also added a substantial number of distinguished new clients.

We continue to build our professional resources both by adding new people and through our long-term commitment to education and professional training. The Standish team has grown to 292 members from 232 at the beginning of 1998. Our 109 investment officers average experience of 16 years. Sixty-seven of those officers have advanced degrees (typically an MBA) and 72 have some advanced professional accreditation.

At the end of the year, the Standish board of directors elected two new directors: Lavinia Chase and Cathy Powers. During the last year, we were sorry to lose the services of Mark Flaherty, Director, who accepted a position of great responsibility at a very large investment management organization. In addition, we anticipate the retirement of both Arthur Parker and Barr Clayson from their positions as stockholders and directors of Standish in June 2000. In line with other professional service firms, Standish is attempting to maintain the best balance between retaining the wisdom of senior investment managers and assuring generational change.

STANDISH'S STRATEGIES FOR THE FUTURE STANDISH'S TOP PRIORITIES INCLUDE:

      o meeting the needs of our clients and working closely with them to assure that their investment expectations are realistic;

      o developing new investment products that add value in today's environment; and

      o investigating strategic business alliances to augment our research and penetrate foreign markets as well as expand our domestic distribution channels.

We believe that all investors and investment management firms are facing very challenging times. However, the characteristics that have served Standish and our clients well for sixty-seven years are still intact. We remain dedicated to fulfilling your needs.

Sincerely,


/s/ Ted Ladd                              /s/ George Noyes

Edward H. Ladd, Chairman                        George W. Noyes, President

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS

We just completed a year in which the bond market averages returned their second worst absolute return since 1980. The Lehman Aggregate returned (0.83%), as interest rates rose roughly 85 to 180 basis points during the year, depending on the maturity. In addition, there was continued volatility in the non-Treasury sectors, with strong outperformance early in the year, a lag through the middle part of the year and a relatively strong finish for November and December. This, combined with the crisis environment we experienced in 1998, has led to quite a difficult market environment over the last two years.

The Standish Fixed Income Fund outperformed its benchmark by 13 basis points net of fees during 1999. This is well below our long-term expectations, and is disappointing for our shareholders and us. Through the full year, we continued to utilize our philosophy of sector rotation and security selection in order to add value versus the index. Our performance attribution shows that our sector decisions were generally quite good throughout the year. However, on the security selection front, we had a small number of securities with negative credit events that had a disproportionate negative impact on performance.

During 1999, we were generally overweight in corporate bond securities versus the index, which contributed substantially to performance. As the year progressed, we gradually reduced our weightings in corporate securities as we saw them "richen" in the market. Within that context, we were generally upgrading the quality of our portfolio, cutting back on our below investment grade exposure and buying investment grade securities. As we look at historical data and consider current fundamentals, we believe that high grade securities are more attractive than high yield securities, which are trading at levels close to their long term averages. In addition, we have begun to see some deterioration in the credit quality of high yield - the default rate on these securities reached 5.5% for 1999, a level not seen since the recession of the early 1990's.

We also were overweight in mortgage pass-through securities in the early part of the year, which contributed to performance. During the second half of the year, as mortgages approached fair value, we reduced our exposure to a benchmark weighting. This was generally positive for performance during the year. Our exposure to the international sector was also a positive on balance for the year, as interest rates rose faster in the US than they did elsewhere, causing non-US issues to outperform. Again, we have been gradually reducing this position, given the strong relative performance of international bonds over the last few years.

Our posture on duration and yield curve positioning generally negatively impacted performance for the year. Although we had shortened duration early in 1999, we did not shorten enough to offset the dramatic rise in rates, particularly in February. This detracted from performance. In addition, we maintained an underweight in the long end of the yield curve, believing that the yield curve was likely to steepen throughout the year. However, we continued to see a flattening of the curve, with long rates not increasing as quickly as short rates, and this was a drag on our performance.

As mentioned earlier, we experienced credit difficulties in a small number of securities. Although these names comprised a quite small percentage of the portfolio, they did negatively impact performance. We have seen a strong dichotomy in the market between companies that report good news and those having disappointing news. Whereas in the past, these companies were treated similarly on the positive and negative side, we are now seeing very little positive reaction to good news, and dramatic drops in pricing when bad news is reported. Compounding this, many investors have become more risk averse and when there is a whiff of trouble, they are selling securities, even at levels that we consider to be below fair value, in an attempt to avoid any future problems. We have devoted additional resources to our credit review process, which we believe will enhance our performance in the future.

Although the last two years have produced somewhat disappointing returns for the Fund, we believe that the outlook is bright. The yield on the Fund is well in excess of 129 basis points over the Lehman Aggregate Index and we believe it should provide attractive relative returns over the long term. Our outlook calls for continued outperformance of high grade spread sectors relative to the index, and we are well positioned to take advantage of this, with overweights in both corporate and mortgage securities. We would like to assure you that we are working hard to achieve the returns that you expect from us, and appreciate your continued patience and support.


/S/Caleb F. Aldrich

Caleb F. Aldrich

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

             COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN
STANDISH FIXED INCOME FUND, LEHMAN GOV'T/CORP INDEX, AND LEHAMN AGGREGATE INDEX

[The following table was originally depicted as a line graph in the printed material.]

         Standish Fixed Income     Lehman Gov't Corp       Lehman Aggregate
                Fund                     Index                  Index
                ----                     -----                  -----

               100000                   100000                  100000
                98600                    97340                   97260
                97700                    96902                   96881
                98850                    98104                   98218
                98850                    97888                   98139
                98698                    97340                   97609
                96613                    95247                   95530
                98647                    98819                   98931
                99581                    99451                   99722
               100619                   100813                  101079
               104275                   104261                  104637
               105811                   105460                  105882
1  Year        105016                   104416                  104886
               104692                   103811                  104320
               104150                   103115                  103621
               106261                   105445                  106118
               105985                   104844                  105567
               106040                   105117                  105841
               108365                   107419                  108233
               110175                   109320                  110268
               109044                   108085                  108934
               109213                   108453                  109053
               110778                   109895                  110624
               110199                   109060                  109827
2 Year         110547                   109649                  110300
               112506                   111962                  112605
               115474                   114717                  115566
               118918                   118456                  119080
               121286                   120920                  121616
               119586                   119046                  119816
               120254                   119570                  120427
               122988                   122607                  123390
               123921                   123710                  124562
               124231                   123896                  124898
               122960                   122186                  123412
               123278                   122455                  123807
3 Year         123596                   122467                  123893
               122815                   121340                  122754
               126196                   124859                  126387
               128147                   126882                  128422
               130473                   128455                  130194
               128811                   126593                  128450
               129277                   127643                  129516
               130636                   129341                  131160
               133491                   132161                  133980
               135666                   134156                  136071
               137816                   135659                  137758
               139550                   136826                  138929
4 Year         139966                   137770                  139887
               141873                   139354                  141398
               142861                   140009                  142218
               142367                   139855                  142147
               144591                   141617                  144123
               147677                   144874                  147236
               151193                   147902                  150225
               153243                   149219                  151892
               154488                   150711                  153290
               159638                   155790                  157843
               157201                   153484                  155696
               158952                   154298                  156708
5 Year         158127                   153449                  155830
               158980                   154370                  156952
               162857                   157364                  159919
               165960                   159678                  162126
               168724                   163765                  165433
               170620                   165223                  167104
               171647                   167470                  169092
               168106                   164908                  166843
               167865                   164759                  166877
               170632                   167593                  169530
               174784                   171247                  172785
               179184                   174808                  175809
6 Year         180679                   175403                  176547
               182285                   176753                  177783
               182792                   176665                  178014
               186848                   180675                  181236
               189083                   181832                  182269
               193294                   186014                  185459
               193208                   186665                  185960
               195306                   187430                  186648
               193558                   185312                  185061
               195586                   186128                  186061
               198808                   188920                  188572
               193929                   184801                  185291
7 Year         187763                   180273                  180715
               185513                   178777                  179269
               184950                   178455                  179251
               184224                   178045                  178857
               187561                   181624                  182416
               187847                   181696                  182635
               185464                   178953                  179950
               185367                   178756                  179788
               184979                   178434                  179393
               186045                   179612                  180630
               189193                   183060                  184207
               193325                   187307                  188591
8 Year         194211                   188562                  189741
               197507                   191183                  192398
               204900                   199194                  199844
               205699                   200787                  201302
               206105                   200013                  200859
               208741                   202572                  203283
               210768                   204630                  205255
               214060                   207638                  207923
               217352                   211064                  211042
               220540                   214166                  213997
               222438                   215494                  215409
               218643                   210926                  211661
9 Year         217062                   209154                  210180
               216313                   207711                  209003
               215885                   207358                  208585
               218880                   210136                  211380
               219749                   210620                  211950
               219857                   210114                  211590
               224526                   213854                  215272
               229594                   218837                  220051
               234111                   222870                  223814
               232616                   220396                  221732
               233862                   220661                  222419
               235109                   221124                  222975
10 Year        232249                   218493                  220500
               235354                   221683                  223808
               237883                   223745                  225934
               240987                   226429                  228623
               247403                   233358                  234796
               245303                   230745                  232800
               249267                   234367                  236245
               251397                   238117                  239671
               252343                   239379                  240773
               254818                   241893                  243205
               257635                   245303                  246318
               257390                   244813                  246121
11 Year        259109                   245572                  246958
               260476                   246807                  248247
               262713                   249458                  250593
               264545                   252002                  252723
               264924                   252204                  253254
               264292                   257132                  257377
               268606                   264486                  263399
               262580                   262608                  262003
               267837                   264184                  263497
               268195                   264818                  264287
               270726                   266698                  266164
               266197                   260350                  261506
12 Year        269004                   261652                  262944
               271168                   262306                  263785
               269004                   259604                  261464
               267438                   258800                  260627
               265512                   258075                  259533
               264411                   257869                  259403
               266886                   260189                  262412
               265768                   260866                  263383
               266746                   260709                  263357
YTD            266307                   259119                  262093

--------------------------------------------------------------------------------
                          Average Annual Total Return
                        (for periods ended 12/31/1999)

                                                                    Since
                                                                  Inception
     1 Year        3 Year         5 Year          10 Year        03/30/1987
     ------        ------         ------          -------        ----------
     (0.70)%        4.61%          7.44%           7.92%            7.98%

--------------------------------------------------------------------------------

           Past performance is not predictive of future performance.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                               $2,911,705,290
  Receivable for Fund shares sold                                          110,356
  Prepaid expenses                                                           1,347
                                                                    --------------
    Total assets                                                     2,911,816,993

LIABILITIES
  Payable for Fund shares redeemed                       $1,227,717
  Accrued accounting, custody and transfer agent fees       12,589
  Accrued trustees' fees and expenses (Note 2)               1,000
  Accrued expenses and other liabilities                    30,431
                                                         ---------
    Total liabilities                                                    1,271,737
                                                                    --------------
NET ASSETS                                                          $2,910,545,256
                                                                    ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $3,211,495,598
  Accumulated net realized loss                                       (116,954,047)
  Distributions in excess of net investment income                        (815,272)
  Net unrealized depreciation                                         (183,181,023)
                                                                    --------------
TOTAL NET ASSETS                                                    $2,910,545,256
                                                                    ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              156,937,908
                                                                    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $        18.55
                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                              $ 227,058,223
  Dividend income allocated from Portfolio                                  5,197,028
  Expenses allocated from Portfolio                                       (11,293,049)
                                                                        -------------
    Net investment income allocated from Portfolio                        220,962,202

EXPENSES
  Accounting, custody, and transfer agent fees           $     160,899
  Legal and audit services                                      92,488
  Registration fees                                             40,885
  Trustees' fees and expenses (Note 2)                           4,000
  Insurance expense                                              3,566
  Miscellaneous                                                 80,227
                                                         -------------
    Total expenses                                                            382,065
                                                                        -------------
      Net investment income                                               220,580,137
                                                                        -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                      (137,130,755)
    Financial futures contracts                              4,969,423
    Written options transactions                             7,319,149
    Foreign currency transactions and forward foreign
      currency exchange contracts                           11,524,518
                                                         -------------
      Net realized loss                                                  (113,317,665)

  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 (138,148,349)
    Financial futures contracts                              2,329,380
    Written options                                         (4,833,274)
    Foreign currency and forward foreign currency
      exchange contracts                                    11,100,131
                                                         -------------
      Change in net unrealized appreciation
        (depreciation)                                                   (129,552,112)
                                                                        -------------
    Net realized and unrealized loss on investments                      (242,869,777)
                                                                        -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                              $ (22,289,640)
                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                              1999            1998
                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                  $  220,580,137  $  224,925,663
  Net realized gain (loss)                                 (113,317,665)     63,199,662
  Change in net unrealized appreciation (depreciation)     (129,552,112)   (113,212,330)
                                                         --------------  --------------
  Net increase (decrease) in net assets from investment
    operations                                              (22,289,640)    174,912,995
                                                         --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                               (229,095,302)   (226,127,502)
  From net realized gains on investments                     (5,299,644)    (59,722,110)
                                                         --------------  --------------
  Total distributions to shareholders                      (234,394,946)   (285,849,612)
                                                         --------------  --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          362,270,388     721,049,156
  Value of shares issued to shareholders in payment of
    distributions declared                                  183,394,637     239,600,910
  Cost of shares redeemed                                  (771,004,811)   (745,461,464)
                                                         --------------  --------------
  Net increase (decrease) in net assets from Fund share
    transactions                                           (225,339,786)    215,188,602
                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (482,024,372)    104,251,985

NET ASSETS
  At beginning of year                                    3,392,569,628   3,288,317,643
                                                         --------------  --------------
  At end of year (including distributions in excess of
    net investment income of $815,272 and undistributed
    net investment income of $5,803,081, respectively)   $2,910,545,256  $3,392,569,628
                                                         ==============  ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1999(1)     1998(1)       1997      1996(1)       1995
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF YEAR        $    20.13  $    20.80  $    20.53  $    20.92  $    18.91
                                          ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT OPERATIONS:
  Net investment income                         1.34        1.37        1.46        1.46        1.35
  Net realized and unrealized gain
    (loss) on investments                      (1.47)      (0.30)       0.45       (0.37)       2.08
                                          ----------  ----------  ----------  ----------  ----------
Total from investment operations               (0.13)       1.07        1.91        1.09        3.43
                                          ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (1.42)      (1.38)      (1.52)      (1.48)      (1.42)
  From net realized gain on investments        (0.03)      (0.36)      (0.12)         --          --
                                          ----------  ----------  ----------  ----------  ----------
Total distributions to shareholders            (1.45)      (1.74)      (1.64)      (1.48)      (1.42)
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF YEAR              $    18.55  $    20.13  $    20.80  $    20.53  $    20.92
                                          ==========  ==========  ==========  ==========  ==========
TOTAL RETURN                                   (0.70)%       5.25%       9.54%       5.48%      18.54%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets) (2)                                 0.36%       0.36%       0.37%       0.38%       0.38%
  Net Investment Income (to average
    daily net assets)                           6.85%       6.54%       6.76%       7.13%       7.80%
  Portfolio Turnover (3)                          --          --          --          49%        132%
  Net Assets, End of Year
    (000's omitted)                       $2,910,545  $3,392,570  $3,288,318  $2,603,628  $2,267,107

-----------------

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover is $75,043,000 which expires on December 31, 2007. The Fund elected to defer to its fiscal year ending December 31, 2000, $35,466,153 of losses recognized during the period November 1, 1999 to December 31, 1999.

     D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     E. DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies
      (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1999, aggregated $362,632,305 and $845,467,317, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               YEAR ENDED    YEAR ENDED
                                                              DECEMBER 31,  DECEMBER 31,
                                                                  1999          1998
                                                              ------------  ------------
      Shares sold                                               18,581,997    34,411,735
      Shares issued to shareholders in payment of
        distributions declared                                   9,583,305    11,692,563
      Shares redeemed                                          (39,761,867)  (35,637,930)
                                                               ------------  -----------
      Net increase (decrease)                                  (11,596,565)   10,466,368
                                                               ============  ===========

                         REPORT OF INDEPENDENT ACCOUNTANTS

   To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Fixed Income Fund:

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Fixed Income Fund (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 18, 2000

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.7%

ASSET BACKED -- 5.3%
ARG Funding 1999-1A A3                           6.020%       05/20/2005         $  31,075,000  $  29,658,417
First U.S. Credit Card 144A 1999-3C              6.450%       01/19/2007            13,967,000     13,351,474
Green Tree Acceptance Corp. 1997-7 B2 Non-
ERISA                                            7.590%       07/15/2029            11,050,000      7,879,755
Green Tree Acceptance Corp. 1998-6 M1            6.630%       08/01/2028             9,675,000      8,581,649
Green Tree Acceptance Corp. 1998-7 B1            7.680%       07/01/2030            15,500,000     13,927,598
Green Tree Acceptance Corp. 1998-8 B1            7.690%       09/01/2030             6,265,000      5,448,044
Green Tree Acceptance Corp.1999-2 M1             6.800%       12/01/2030            10,550,000      9,394,033
Greentree Home Equity 1997-D M2 Non-ERISA        7.450%       09/15/2028            15,400,000     13,532,750
MBNA Master Credit Trust 1999-A B                6.600%       12/15/2006             1,700,000      1,651,922
Team Fleet Financing 97-1A+                      7.350%       05/15/2003            28,850,000     28,755,336
Team Fleet Financing 98-3 A                      6.130%       10/25/2004            24,925,000     23,818,953
                                                                                                -------------
Total Asset Backed (Cost $169,254,836)                                                            155,999,931
                                                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.6%
Bear Stearns Mtg. 1998-2 B                       6.750%       04/30/2030             7,105,538      6,563,741
Bear Stearns Mtg. 1998-2C                        6.750%       04/30/2030            23,070,686     21,199,797
FNMA P/O Trust 108                               0.000%       03/01/2020               818,232        654,757
Prudential Home Mortgage 1993-B 3B 144A(a)       7.860%       04/28/2023            16,135,025     15,933,337
                                                                                                -------------
Total Collateralized Mortgage Obligations (Cost $47,128,621)                                       44,351,632
                                                                                                -------------
CONVERTIBLE CORPORATE BONDS -- 0.1%
Tenet Healthcare Corp. Sub CVT Notes             6.000%       12/01/2005             5,150,000      4,223,000
                                                                                                -------------
Total Convertible Corporate Bonds (Cost $4,398,900)                                                 4,223,000
                                                                                                -------------
CORPORATE -- 22.2%

BANK BONDS -- 4.2%
Advanta Corp.                                    7.000%       05/01/2001             5,850,000      5,487,592
Bank United Corp. Notes                          8.875%       05/01/2007             5,175,000      4,748,062
Commercial Federal Sub Notes                     7.950%       12/01/2006             1,750,000      1,728,125
Firstar Bank                                     7.125%       12/01/2009            16,000,000     15,487,360
GS Escrow Corp. 144A Notes                       7.125%       08/01/2005            19,455,000     17,382,533
GS Escrow Corp. 144A Senior Notes+               7.000%       08/01/2003            40,995,000     37,893,177
Imperial Credit Capital Trust Notes              9.980%       12/31/2026             8,425,000      7,627,249
North Fork Capital Trust Notes                   8.000%       12/15/2027             7,000,000      6,135,251
Popular Inc. Medium Term Notes                   6.625%       10/27/2002             4,425,000      4,313,313
U.S. Bancorp Notes NCL                           6.000%       05/15/2004            15,075,000     14,325,605
Webster Financial Capital 144A Notes             9.360%       01/29/2027             4,975,000      4,683,017
Wells Fargo & Co. Notes NCL                      6.625%       07/15/2004             3,875,000      3,792,501
                                                                                                -------------
                                                                                                  123,603,785
                                                                                                -------------
FINANCIAL -- 7.8%
Advanta Capital Trust I                          8.990%       12/17/2026             3,500,000      2,415,000
Amresco Inc. Corp. Senior Sub Notes              9.875%       03/15/2005             6,000,000      3,840,000
Amresco Inc. Corp. Senior Sub Notes             10.000%       03/15/2004             2,175,000      1,326,750
Chartwell Real Estate Holdings Senior Notes     10.250%       03/01/2004             3,448,000      3,516,960

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------

FINANCIAL (continued)
Conseco Finance Trust Cap. Notes+                8.796%       04/01/2027         $  26,943,000  $  24,402,827
Conseco Finance Trust II                         8.700%       11/15/2026            16,775,000     15,047,140
Conseco Finance Trust Notes                      6.800%       06/15/2005             2,000,000      1,863,128
Crescent Real Estate Notes                       7.125%       09/15/2007            15,525,000     12,288,726
Ford Motor Credit Corp.                          6.700%       07/16/2004            39,850,000     39,003,187
Fresenius Medical Capital Trust Notes            7.875%       02/01/2008               427,500      3,954,375
Goldman Sachs Group Notes                        7.200%       11/01/2006             5,125,000      5,005,485
Interpool Capital Trust Notes                    7.350%       08/01/2007             4,175,000      3,238,155
Interpool Capital Trust Notes                    9.875%       02/15/2027             4,500,000      3,303,421
Lehman Bros Holding Inc.                         6.625%       04/01/2004            10,875,000     10,527,435
Liberty Mutual Insurance Co. 144A Notes          7.697%       10/15/2097            14,050,000     11,757,321
MMI Capital Trust Notes                          7.625%       12/15/2027             7,225,000      5,563,250
Meditrust, REIT                                  7.820%       09/10/2026             5,350,000      4,012,500
Meditrust, REIT 144A Notes                       7.114%       08/15/2004            19,950,000     14,962,500
Paine Webber Notes                               6.375%       05/15/2004             4,085,000      3,894,884
Phoenix Re-Insurance Corp. NC '07                8.850%       02/01/2027             7,400,000      5,190,495
Shopping Center Associates, REIT 144A            6.750%       01/15/2004            16,400,000     15,491,932
Trenwick Capital Trust                           8.820%       02/01/2037             9,375,000      7,485,844
U.S. Home Corp.                                  8.250%       08/15/2004            11,080,000     10,526,000
UCFC Home Equity Loan 1996{*}                    7.700%       01/15/2004             7,000,000      2,450,000
World Financial Properties 144A 1996 WFP-B       6.910%       09/01/2013            16,674,093     15,817,044
                                                                                                -------------
                                                                                                  226,884,359
                                                                                                -------------
INDUSTRIAL BONDS -- 10.2%

Adelphia Communications Senior Notes             9.250%       10/01/2002             2,575,000      2,575,000
Allied Waste Industries 144A Notes               7.375%       01/01/2004             5,000,000      4,600,000
Allied Waste Industries 144A Notes               7.625%       01/01/2006            11,550,000     10,366,125
American Standard Corp. Senior Notes             7.125%       02/15/2003             3,175,000      3,032,125
Aramark Services Inc.                            7.000%       07/15/2006             7,250,000      6,766,932
Aramark Services Notes                           6.750%       08/01/2004             8,310,000      7,808,907
Building Materials Corp. Senior Notes            8.000%       10/15/2007             1,875,000      1,706,250
CBS Inc.                                         7.150%       05/20/2005             5,550,000      5,445,271
Charter Communications Holdings LLC              8.250%       04/01/2007            12,800,000     11,840,000
Conmed Corp. Notes                               9.000%       03/15/2008             4,400,000      4,070,000
Cox Enterprises 144A Notes                       6.625%       06/14/2002            14,250,000     13,967,280
Delta Air Lines                                  8.300%       12/15/2029            14,675,000     14,233,415
Enterprise Corp. 144A Notes                      6.950%       03/01/2004            15,500,000     15,043,032
Enterprise Corp. Notes                           6.375%       05/15/2003             5,000,000      4,803,450
Foodmaker Inc. Senior Sub Notes                  8.375%       04/15/2008             1,625,000      1,467,804
Fort James Corp.                                 6.700%       11/15/2003             7,400,000      7,211,226
Global Crossing Holding Ltd. Notes               9.625%       05/15/2008            11,800,000     11,770,500
Grove Worldwide Senior Sub Notes                 9.250%       05/01/2008             5,750,000      1,725,000
Horseshoe Gaming Holdings                        8.625%       05/15/2009             5,000,000      4,775,000
Lear Corp.                                       8.110%       05/15/2009             3,575,000      3,370,751
McLeod USA Inc. 144A Senior Notes                9.500%       11/01/2008             7,405,000      7,423,512
McLeod USA Senior Notes                          8.375%       03/15/2008            11,395,000     10,825,250
McLeod USA Senior Step Up Notes(b)               0.000%       03/01/2007             3,475,000      2,814,750
NVR Inc. Senior Notes                            8.000%       06/01/2005             2,550,000      2,422,500
News America Inc. Deb Notes NCL                  7.125%       04/08/2028             6,500,000      5,673,720
Nextlink Communications(b)                      12.250%       06/01/2009            14,300,000      8,723,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------

INDUSTRIAL BONDS (continued)
Nextlink Communications Step Up Notes(b)         0.000%       04/15/2008         $  17,200,000  $  10,922,000
Park Place Entertainment                         7.950%       08/01/2003            11,900,000     11,718,573
Republic Service                                 7.125%       05/15/2009             6,400,000      5,751,146
Revlon Consumer Products                         8.125%       02/01/2006             7,825,000      5,673,125
Revlon Worldwide Senior Notes+                   0.000%       03/15/2001            16,325,000      3,183,375
Safeway Stores Notes                             6.050%       11/15/2003             3,225,000      3,073,554
Salem Communications Corp. Senior Sub Notes      9.500%       10/01/2007             2,475,000      2,475,000
Southland Corp. Senior Sub Notes                 5.000%       12/15/2003             4,650,000      3,999,000
TRW Inc.                                         7.125%       06/01/2009             5,050,000      4,786,693
Tenet Healthcare Corp. Notes                     8.625%       12/01/2003             4,385,000      4,330,187
Time Warner Inc.                                 7.750%       06/15/2005             5,550,000      5,611,216
Time Warner Inc. Notes                           6.625%       05/15/2029            10,925,000      9,315,529
USA Waste Services Inc. Senior Notes             6.500%       12/15/2002             8,000,000      7,391,474
Viacom Inc. Senior Notes                         7.750%       06/01/2005             3,475,000      3,497,692
WMX Technologies 144A                            6.875%       05/15/2009            15,000,000     12,648,845
Walt Disney Notes                                5.125%       12/15/2003            17,975,000     16,806,625
Westinghouse Credit Corp. Deb. Notes             8.875%       06/14/2014             2,750,000      2,918,218
Williams Communications Group Notes             10.700%       10/01/2007             6,250,000      6,562,500
Williams Communications Group Notes             10.875%       10/01/2009             1,275,000      1,333,969
                                                                                                -------------
                                                                                                  296,459,521
                                                                                                -------------
Total Corporate (Cost $724,152,989)                                                               646,947,665
                                                                                                -------------
GOVERNMENT/OTHER -- 15.1%

AUSTRALIA -- 0.1%
St. Georges Bank                                 5.750%       10/15/2002             3,600,000      2,274,214
                                                                                                -------------
DENMARK -- 0.9%
Danske Kredit                                    5.000%       10/01/2029             7,598,000        892,854
Denmark Bullet                                   7.000%       11/15/2007            28,400,000      4,198,578
Denmark Nykredit                                 5.000%       10/01/2029             5,340,000        627,512
Denmark Nykredit                                 7.000%       10/01/2026            19,446,000      2,625,269
Denmark Realkredit                               7.000%       10/01/2026             1,894,000        255,696
Denmark Realkredit                               8.000%       10/01/2026                 1,000            141
Denmark Realkredit Notes NCL                     6.000%       10/01/2029            32,288,000      4,063,047
Denmark Unikredit Realkredit                     6.000%       10/01/2029            29,567,000      3,720,643
Kingdom of Denmark                               6.000%       11/15/2002            42,275,000      5,874,374
Kingdom of Denmark                               8.000%       03/15/2006            23,200,000      3,550,748
                                                                                                -------------
                                                                                                   25,808,862
                                                                                                -------------
EURODOLLAR -- 0.9%
Bonos DEL Tesoro Notes                           8.750%       05/09/2002             1,950,000      1,843,979
Enron Corp.                                      4.375%       04/08/2005             2,100,000      1,980,451
Ford Motor Credit Co.                            3.750%       07/12/2004             2,354,000      2,225,331
Fort James Corp. Notes                           4.750%       06/29/2004             2,490,000      2,397,726
International Lease Finance Corp.                4.125%       07/12/2004             2,100,000      2,006,494
Italian Government BTPS Notes NCL                3.250%       02/01/2004             6,100,000      5,749,787
Italian Government BTPS Notes NCL                4.000%       10/01/2003             6,120,000      5,995,634
Italian Government BTPS Notes NCL                5.000%       02/15/2003             2,200,000      2,232,458
Lafarge Corp.                                    5.125%       06/26/2006             1,000,000        981,712

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
EURODOLLAR (continued)
Metromedia Fiber Network                        10.000%       12/15/2009         $     400,000  $     418,279
Republic of Brazil(a)                            6.500%       01/01/2001             1,018,440      1,006,983
UPM-Kymmene Corp. Notes                          6.350%       10/01/2009             1,400,000      1,395,304
                                                                                                -------------
                                                                                                   28,234,138
                                                                                                -------------
FRANCE -- 0.1%
France Oat                                       6.000%       10/25/2025             2,012,327      2,037,757
                                                                                                -------------
GERMANY -- 1.7%
Baden Nurttemberg                                6.200%       11/22/2013             1,533,875      1,654,212
Bundes Obligation Ser 117 Notes                  5.125%       11/21/2000             1,000,000      1,019,692
Depfa Pfandbriefbank Notes NCL                   5.500%       01/15/2010             2,425,000      2,407,776
Deutschland Republic                             4.750%       07/04/2008               400,000        387,155
Deutschland Republic                             6.000%       01/05/2006            10,200,000     10,761,711
Deutschland Republic                             6.000%       01/04/2007             2,200,000      2,318,936
Deutschland Republic                             6.250%       01/04/2024             1,300,000      1,356,129
Deutschland Republic                             6.500%       07/04/2027               500,000        537,513
Deutschland Republic                             6.750%       04/22/2003             6,250,000      6,631,982
Deutschland Republic                             7.375%       01/03/2005             2,100,000      2,335,657
Federal Republic of Germany                      6.875%       05/12/2005             5,722,043      6,258,040
Fresenius Med Global                             7.375%       02/01/2008               930,000        481,654
Treuhandanstalt                                  6.625%       07/09/2003             2,210,000      2,355,538
Treuhandanstalt                                  7.125%       01/29/2003             7,752,756      8,353,169
Treuhandanstalt                                  7.500%       09/09/2004             1,500,000      1,667,873
                                                                                                -------------
                                                                                                   48,527,037
                                                                                                -------------
JAPAN -- 1.2%
Italy Euroyen Notes                              5.000%       12/15/2004            40,000,000        468,539
Italy Euroyen Notes                              5.125%       07/29/2003           652,000,000      7,404,015
Italy Euroyen Notes NCL                          3.750%       06/08/2005         1,052,000,000     11,754,956
Mexican Notes NCL                                3.100%       04/24/2002           315,000,000      3,115,932
Republic of Finland                              6.000%       01/29/2002           737,000,000      8,062,712
South Africa                                     3.350%       06/17/2004           150,000,000      1,487,935
Spanish Government                               4.750%       03/14/2005           120,000,000      1,397,975
                                                                                                -------------
                                                                                                   33,692,064
                                                                                                -------------
NETHERLANDS -- 0.1%
Netherlands Government Notes NCL                 3.750%       07/15/2009               500,000        440,150
PTC International Finance II SA 144A            11.250%       12/01/2009             1,500,000      1,564,765
                                                                                                -------------
                                                                                                    2,004,915
                                                                                                -------------
NEW ZEALAND -- 0.2%
Fernz Capital                                    9.800%       04/15/2002             3,800,000      2,034,311
Fletcher Challenge                              11.250%       12/15/2002             3,100,000      1,765,744
Fletcher Challenge CVT                          10.000%       04/30/2005             1,500,000        800,272
New Zealand Government                           8.000%       04/15/2004             5,600,000      3,027,800
                                                                                                -------------
                                                                                                    7,628,127
                                                                                                -------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
NORWAY -- 0.0%
Vital Forsikring                                 7.850%       09/22/2003         $   8,100,000  $   1,017,557

SINGAPORE -- 0.1%
Singapore Government                             3.500%       02/01/2004             4,490,000      2,674,607
Singapore Government                             5.125%       11/15/2004             2,085,000      1,315,789
                                                                                                -------------
                                                                                                    3,990,396
                                                                                                -------------
SWEDEN -- 0.5%
Sweden Government Bond #1030                    13.000%       06/15/2001            17,100,000      2,238,657
Sweden Government Bond #1038                     6.500%       10/25/2006            51,500,000      6,359,344
Sweden Government Bond #1039                     5.500%       04/12/2002            17,400,000      2,065,679
Sweden Government Bond #1042                     5.000%       01/15/2004            37,000,000      4,295,039
                                                                                                -------------
                                                                                                   14,958,719
                                                                                                -------------
UNITED KINGDOM -- 1.4%
European Investment Bank                         7.625%       12/07/2006             1,380,000      2,371,248
FNMA Global Bond                                 6.875%       06/07/2002             3,700,000      5,976,433
IPC Magazines 144A(b)                            0.000%       03/15/2008             3,000,000      1,550,592
Lehman Brothers Holdings PLC                     6.950%       06/22/2004             1,905,000      2,939,338
Merrill Lynch Notes                              7.375%       12/17/2007             1,500,000      2,474,642
National Westminister Bank                       5.125%       06/30/2011             3,135,000      2,826,101
Stagecoach Holdings PLC                          7.625%       10/31/2007             2,175,000      3,463,983
Tate & Lyle International Finance                5.750%       10/06/2006             2,100,000      2,074,385
UK Treasury Gilt                                 7.750%       09/08/2006             4,275,000      7,562,334
UK Treasury Gilt                                 9.000%       10/13/2008             2,545,000      5,005,169
UK Treasury Gilt Stock                           6.000%       12/07/2028             1,600,000      3,161,140
                                                                                                -------------
                                                                                                   39,405,365
                                                                                                -------------
YANKEE BONDS -- 7.9%
Abbey National PLC+                              7.350%       10/29/2049            13,000,000     12,372,230
Amvescap Senior Notes+                           6.600%       05/15/2005            25,550,000     24,189,463
Asia Pulp and Paper Global Financial Notes      11.750%       10/01/2005             3,450,000      2,898,000
British Sky Broadcasting                         8.200%       07/15/2009             6,300,000      6,067,069
British Sky Broadcasting +                       7.300%       10/15/2006            13,050,000     12,144,200
Colt Telecom Group PLC Senior Step Up
Notes(b)                                         0.000%       12/15/2006             5,200,000      4,576,000
Cominco Ltd. Notes+                              6.875%       02/15/2006            17,350,000     15,168,932
Edperbrascan Ltd. Notes+                         7.375%       10/01/2002            12,125,000     11,902,385
Fuji JGB Inv. L.L.C. Pfd 144A FLIRB              9.870%       12/31/2049             8,350,000      8,287,375
Guangdong Enterprises 144A Senior Notes{*}       8.750%       12/15/2003             2,945,000        942,400
Guangdong Enterprises 144A Senior Notes NCL{*}   8.875%       05/22/2007            16,755,000      5,184,332
ICI Wilmington Notes NCL                         6.950%       09/15/2004            17,600,000     17,092,060
Nordbanken                                       8.950%       11/29/2049            12,125,000     11,944,095
Pindo Deli Financial Notes                      10.250%       10/01/2002             5,700,000      4,446,000
Royal Caribbean Cruise Senior Notes              7.500%       10/15/2027            13,375,000     12,098,223
SE Banken 144A FLIRB                             6.500%       12/29/2049            27,500,000     25,689,125
Societe General Step Up 144A NC '07              7.850%       04/29/2049             8,325,000      8,019,806
St. Georges Bank 144A                            7.150%       10/15/2005            19,375,000     18,890,993


    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
YANKEE BONDS (continued)
Tyco International 7 Yr. Notes NCL               6.375%       06/15/2005         $   6,075,000  $   5,690,939
Tyco International Ltd. 144A                     6.875%       09/05/2002            23,050,000     22,649,817
                                                                                                -------------
                                                                                                  230,253,444
                                                                                                -------------
Total Government/Other (Cost $473,955,737)                                                        439,832,595
                                                                                                -------------

NON-AGENCY -- 4.2%
PASS THRU SECURITIES -- 4.2%
Amresco Communication Mortgage 1997-b A1 144A    6.728%       04/15/2014            16,777,013     15,959,133
Chase Commercial Mortgage Sec 6.6 1997-2D
Non-ERISA                                        6.600%       12/25/2007            13,419,581     12,023,106
Enterprise Mortgage 1999-1 A1                    6.420%       09/15/2008            22,702,167     21,595,436
First Chicago/Lennar Trust 1997-CHL1-D           8.129%       05/29/2008             9,720,000      7,739,550
First Union/Lehman 1997-C1 D Non-ERISA           7.500%       10/18/2008             7,350,000      6,977,906
GMAC Mortgage Corp. 1997-C1 E Non-ERISA          7.085%       11/15/2010            31,109,000     28,095,316
Lehman Brothers Commercial Conduit Mortgage
Trust 1995-C2 Non-ERISA(a)                       7.110%       05/25/2005             1,930,000      1,834,857
Merrill Lynch Investment Trust 1995-C2 E         8.154%       06/15/2021             1,015,081        926,870
Merrill Lynch Mortgage Investments 1997-C1 D
Non-ERISA                                        7.120%       06/18/2029             4,475,000      4,093,730
Morgan Stanley Capital 1998-HF1 E                7.600%       02/15/2008             5,500,000      4,958,594
Resolution Trust Corp. 1994 C2 E Non-ERISA       8.000%       04/25/2025             4,784,395      4,742,532
Resolution Trust Corp. 1994-1 Cl M2              7.750%       09/25/2029             2,990,515      2,868,091
Resolution Trust Corp. 1995 Cl E                 6.900%       02/25/2027            10,545,397      9,527,107
Structured Asset Security Corp. 1994-C1 D
Non-ERISA                                        6.870%       08/25/2026             2,196,010      2,188,547
                                                                                                -------------
Total Non-Agency (Cost $130,674,649)                                                              123,530,775
                                                                                                -------------
U.S. GOVERNMENT AGENCY -- 39.6%

PASS THRU SECURITIES -- 39.6%
FHLMC +                                          5.750%       03/15/2009           132,550,000    121,076,472
FMAC Loan Rec Trust 98-C Class A2                6.660%       01/15/2012            15,000,000     13,858,594
FNMA                                             5.125%       02/13/2004             4,975,000      4,677,296
FNMA+                                            5.625%       05/14/2004            56,025,000     53,538,611
FNMA                                             6.000% 06/01/2003 - 07/01/2003        112,111        109,579
FNMA                                             6.500% 08/15/2004 - 08/01/2029     87,821,010     83,377,678
FNMA                                             7.000% 10/01/2014 - 11/01/2014     57,237,493     56,575,256
FNMA                                             7.500%       01/01/2030            54,125,000     53,516,094
FNMA                                             9.000%       11/01/2025            11,015,721     11,463,179
GNMA                                             7.000% 09/15/2022 - 05/15/2029    274,003,089    264,766,034
GNMA                                             7.500% 08/15/2029 - 10/15/2029     89,305,220     88,300,537
GNMA                                             8.000% 01/15/2024 - 06/15/2025     22,475,983     22,738,082
GNMA                                             8.000% 06/15/2025 - 09/15/2025     13,871,874     14,027,975
GNMA                                             8.000% 10/15/2025 - 09/15/2029     95,819,538     96,766,509
GNMA                                             8.000% 12/15/2029 - 01/15/2030    121,850,000    123,068,500
GNMA+                                            9.000% 12/15/2016 - 11/15/2017      4,151,635      4,376,869
GNMA                                             9.000% 12/15/2017 - 02/15/2021      4,397,967      4,639,056
GNMA +                                           7.000%       06/15/2029            44,369,888     42,844,452

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY            VALUE{.}       (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (continued)
GNMA +                                           8.000%       06/15/2025             3,180,567      3,216,349
GNMA +                                           8.000%       09/15/2025         $   2,993,267  $   3,029,725
GNMA #                                           8.000%       12/15/2029            53,875,000     54,413,750
GNMA +                                           9.000%       12/15/2017            29,737,738     31,373,313
                                                                                                -------------
Total U.S. Government Agency (Cost $1,178,155,690)                                              1,151,753,910

U.S. TREASURY OBLIGATIONS -- 8.6%

TREASURY BONDS -- 3.6%
U.S. Treasury Bond+                              8.125%       05/15/2021            90,185,000    103,374,556
U.S. Treasury Bond+                             11.250%       02/15/2015               725,000      1,024,853
                                                                                                -------------
                                                                                                  104,399,409
                                                                                                -------------
TREASURY NOTES -- 5.0%
U.S. Treasury Inflation Index Note(a)            3.809%       07/15/2002               675,000        701,665
U.S. Treasury Inflation Index Note               3.967%       01/15/2009            55,600,000     55,092,597
U.S. Treasury Note+                              6.625%       04/30/2002            52,950,000     53,355,597
U.S. Treasury Note+                              7.875%       11/15/2004            33,975,000     35,923,127
                                                                                                -------------
                                                                                                  145,072,986
                                                                                                -------------
Total U.S. Treasury Obligations (Cost $258,954,391)                                               249,472,395
                                                                                                -------------
TOTAL BONDS AND NOTES (COST $2,986,675,813)                                                     2,816,111,903
                                                                                                -------------

                                                                                    SHARES
                                                                                 -------------
PREFERRED STOCKS -- 2.0%
Australia & New Zealand Bank                                                           293,350      7,297,081
California Federal 9.125                                                               216,000      4,671,000
Equity Office Properties Trust 144A CVT                                                748,000     28,798,000
Global Crossing PIK Pfd 144A                                                            68,325      6,832,500
Natexis Ambs Co. Perp                                                                4,260,000      4,013,900
Pinto Totta Intl Pfd 144A                                                                6,450      6,104,925
                                                                                                -------------
TOTAL PREFERRED STOCKS (COST $67,790,753)                                                          57,717,406
                                                                                                -------------

                                                                                   CONTRACT
                                                                                     SIZE
                                                                                 -------------
PURCHASED OPTIONS -- 0.1%
AUD Put/USD Call, Strike Price 0.64, 07/20/2000                                      3,800,000         42,412
BTPS 6.75% Put, Strike Price 105.29, 01/31/2000                                  4,950,000,000          4,950
BTPS 6.75% Put, Strike Price 105.49, 02/03/2000                                  4,950,000,000          4,950
BTPS 6.75% Put, Strike Price 107.69, 02/07/2000                                  9,775,000,000         58,650
DBR 4.75% Call, Strike Price 106.99, 02/08/2000                                      2,500,000              0
DBR 4.75% Call, Strike Price 95.78,0 3/13/2000                                       2,525,000            255
DBR 5.25% Call, Strike Price 112.07, 01/25/2000                                      3,650,000              0
DBR 5.25% Call, Strike Price 112.08, 01/26/2000                                      4,850,000              0

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                   CONTRACT         VALUE
SECURITY                                                                             SIZE         (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- (CONTINUED)
DEM 3.75% Call, Strike Price 90.20, 09/13/2000                                    4,200,000  $      39,367
DEM 3.75% Call, Strike Price 91.05, 09/29/2000                                    2,200,000         17,917
DEM 3.75% Call, Strike Price 99.15, 04/17/2000                                    2,500,000              0
DEM 4% Call, Strike Price 93.99, 07/07/2000                                       5,000,000         17,235
DEM 4% Call, Strike Price 95.43, 07/21/2000                                       4,700,000          7,106
DEM 4% Call, Strike Price 96.26, 06/23/2000                                       2,400,000          2,299
DEM 4% Call, Strike Price 99.01, 08/03/2000                                       2,350,000          4,477
DEM 4.5% Call, Strike Price 101.20, 08/14/2000                                    2,500,000          2,293
DEM 4.5% Call, Strike Price 94.76, 10/06/2000                                     2,000,000         22,980
DEM 4.5% Call, Strike Price 95.42, 11/02/2000                                     2,000,000         17,940
DEM 4.5% Call, Strike Price 95.54, 10/13/2000                                     1,975,000         18,314
DEM 4.75% Call, Strike Price 85.93, 09/11/2000                                    2,076,600         33,280
DEM 4.75% Call, Strike Price 95.85, 05/11/2000                                    2,400,000          1,694
DEM 4.75% Call, Strike Price 99.39, 04/27/2000                                    3,450,000            348
DEM 5.25% Call, Strike Price 111.26, 01/10/2000                                   4,250,000              0
EUR Put/JPY Call, Strike Price 146.70, 04/13/2000                                 5,050,285      2,188,778
EUR Put/USD Call, Strike Price 0.89, 07/10/2001                                   4,775,000         35,813
EUR Put/USD Call, Strike Price 0.95, 08/16/2000                                   2,500,000         23,750
JPY 1.8% Call, Strike Price 104.67, 05/08/2000                                  635,000,000         18,415
JPY 3% Call, Strike Price 110.43, 06/30/2000                                    585,000,000         25,740
JPY Put, Strike Price 121.50, 04/06/2000                                          3,000,000            300
JPY Put, Strike Price 150.00, 02/08/2001                                          2,775,000            277
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001                                 2,100,000         58,206
JPY Put/EUR Call, Strike Price 125.00, 08/29/2000                                 4,200,000         10,584
JPY Put/USD Call, Strike Price 115.00, 09/01/2000                                 2,200,000          9,240
JPY Put/USD Call, Strike Price 115.80, 08/14/2000                                 2,500,000          9,250
JPY Put/USD Call, Strike Price 120.00, 11/07/2001                                 2,100,000         21,836
JPY Put/USD Call, Strike Price 122.00, 03/08/2000                                 2,600,000            260
JPY Put/USD Call, Strike Price 125.00, 02/09/2000                                 2,500,000              0
USD Put/CAD Call, Strike Price 1.42, 10/19/2000                                   2,150,000         25,155
UST 5.25% Call, Strike Price 94.38, 02/29/2000                                       28,000            181
UST 6.00% Call, Strike Price 100.65, 05/05/2000                                     612,000        219,708
UST 6.00% Call, Strike Price 100.75, 03/03/2000                                     580,000         57,420
UST 6.00% Call, Strike Price 98.72, 02/15/2000                                      386,320        105,634
UST 6.00% Call, Strike Price 99.16, 04/17/2000                                      262,200        138,442
UST 6.00% Call, Strike Price 99.18, 02/15/2000                                      280,390         54,396
                                                                                             -------------
TOTAL PURCHASED OPTIONS (COST $6,181,699)                                                        3,299,852
                                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
U.S. GOVERNMENT AGENCY -- 5.1%
FHLMC Discount Note=/=                           5.600%       01/25/2000         $ 149,260,000  $ 148,698,442
                                                                                                -------------
REPURCHASE AGREEMENTS -- 0.3%
Prudential-Bache Repurchase Agreement, dated 12/31/99, due 01/03/00, with a maturity value of $8,969,905 and an effective yield of 2.00%, collateralized by a U.S. Government Agency Obligation with a rate of 6.5%, maturity date of
01/01/2014 and market value of $9,148,323.                                                          8,968,410
                                                                                                -------------
TOTAL SHORT-TERM INVESTMENTS (COST $157,666,852)                                                  157,666,852
                                                                                                -------------
TOTAL INVESTMENTS -- 104.2% (COST $3,218,315,117)                                              $3,034,796,013

OTHER ASSETS, LESS LIABILITIES -- (4.2%)                                                        (123,090,601)
                                                                                                -------------
NET ASSETS -- 100.0%                                                                           $2,911,705,412
                                                                                                =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FMAC - Federal Mortgage Acceptance Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
UST - United States Treasury
AUD - Australian Dollar
CAD - Canadian Dollar
DBR - Deutsche Bundes Republik
DEM - German Deutsche Mark
EUR - Euro
JPY - Japanese Yen
USD - United States Dollar

{.} Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+ Denotes all or part of security pledged as a margin deposit (Note 5) or collateral for delayed delivery transactions (Note 6).
(a)  Variable Rate Security; rate indicated is as of 12/31/99.
{*}  Defaulted security.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
#    Delayed delivery contract (Note 6).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $3,218,315,117)                                                   $3,034,796,013
  Receivable for investments sold                                         54,122,197
  Interest and dividends receivable                                       35,602,855
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                               542,344
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                            8,628,315
  Deferred organization costs (Note 1F)                                       19,959
  Prepaid expenses                                                             7,072
                                                                      --------------
    Total assets                                                       3,133,718,755

LIABILITIES
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                          $ 4,548,969
  Payable for delayed delivery transactions (Note 6)     204,459,931
  Options written, at value (premiums received,
    $6,793,423) (Note 5)                                  12,838,503
  Accrued accounting and custody fees                         71,131
  Accrued trustees' fees and expenses (Note 2)                21,747
  Accrued expenses and other liabilities                      73,062
                                                         -----------
    Total liabilities                                                    222,013,343
                                                                      --------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                          $2,911,705,412
                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                       $227,058,347
  Dividend income                                                          5,197,031
                                                                        ------------
    Total income                                                         232,255,378
EXPENSES
  Investment advisory fee (Note 2)                       $ 10,049,882
  Accounting and custody fees                               1,010,528
  Trustees' fees and expenses (Note 2)                         93,279
  Legal and audit services                                     77,747
  Insurance expense                                            31,401
  Amortization of organization expenses (Note 1F)              14,936
  Miscellaneous                                                15,282
                                                         ------------
    Total expenses                                                        11,293,055
                                                                        ------------
      Net investment income                                              220,962,323
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (137,130,765)
    Financial futures contracts                             4,969,420
    Written options transactions                            7,319,151
    Foreign currency transactions and forward foreign
      currency exchange contracts                          11,524,521
                                                         ------------
      Net realized loss                                                 (113,317,673)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (138,148,390)
    Financial futures contracts                             2,329,387
    Written options                                        (4,833,270)
    Foreign currency and forward foreign currency
      exchange contracts                                   11,100,142
                                                         ------------
      Change in net unrealized appreciation
        (depreciation)                                                  (129,552,131)
                                                                        ------------
    Net realized and unrealized loss                                    (242,869,804)
                                                                        ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                              $(21,907,481)
                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                              1999            1998
                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                  $  220,962,323  $  225,672,566
  Net realized gain (loss)                                 (113,317,673)     63,203,263
  Change in net unrealized appreciation (depreciation)     (129,552,131)   (113,239,799)
                                                         --------------  --------------
  Net increase (decrease) in net assets from investment
    operations                                              (21,907,481)    175,636,030
                                                         --------------  --------------

CAPITAL TRANSACTIONS
  Contributions                                             362,632,347     726,662,277
  Withdrawals                                              (845,481,415)   (811,459,061)
                                                         --------------  --------------
  Net decrease in net assets from capital transactions     (482,849,068)    (84,796,784)
                                                         --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (504,756,549)     90,839,246
NET ASSETS
  At beginning of year                                    3,416,461,961   3,325,622,715
                                                         --------------  --------------
  At end of year                                         $2,911,705,412  $3,416,461,961
                                                         ==============  ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO


                               SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------
                                                  1999         1998        1997      1996(1)
                                               -----------  ----------  ----------  ----------
RATIOS:
  Expenses (to average daily net assets)              0.35%       0.34%       0.36%       0.37%+
  Net Investment Income (to average daily net
    assets)                                           6.86%       6.56%       6.77%       7.14%+
  Portfolio Turnover                                   159%        148%         89%         69%
  Net Assets, End of Year (000's omitted)      $ 2,911,705  $3,416,462  $3,325,623  $2,616,112

-----------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+    Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on December 31, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At December 31, 1999, there was one fund, Standish Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at December 31, 1999 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April 2001.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999 were as follows:

                                                                    PURCHASES         SALES
                                                                  --------------  --------------
         U.S. Government Securities                               $4,082,666,768  $4,044,025,647
                                                                  ==============  ==============
         Investments (non-U.S.Government Securities)              $  913,751,966  $1,034,877,038
                                                                  ==============  ==============

(4)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $3,222,638,480
                                                                       =============
         Gross unrealized appreciation                                     7,402,747
         Gross unrealized depreciation                                  (195,245,214)
                                                                       -------------
         Net unrealized depreciation                                   $(187,842,467)
                                                                       =============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the year ended December 31, 1999 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      --------------------------------------------------------------------------

                                               NUMBER OF CONTRACTS       PREMIUMS
                                               -------------------  ------------------
         Outstanding, beginning of period               16             $ 3,216,788
         Options written                                24               9,388,568
         Options expired                                (3)               (969,204)
         Options closed                                (26)             (8,454,895)
                                                      ----             -----------
         Outstanding, end of period                     11             $ 3,181,257
                                                      ====             ===========

      WRITTEN CALL OPTION TRANSACTIONS
      --------------------------------------------------------------------------

                                            NUMBER OF CONTRACTS       PREMIUMS
                                            -------------------  ------------------
         Outstanding, beginning of period            14             $ 4,205,751
         Options written                             42               9,459,514
         Options exercised                           (1)             (1,193,719)
         Options expired                            (14)             (3,362,330)
         Options closed                             (29)             (7,268,471)
                                                   ----             -----------
         Outstanding, end of period                  12             $ 1,840,745
                                                   ====             ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      --------------------------------------------------------------------------

                                            NUMBER OF CONTRACTS       PREMIUMS
                                            -------------------  ------------------
         Outstanding, beginning of period            15             $ 2,561,649
         Options written                             30               4,564,872
         Options exercised                           (2)             (1,506,925)
         Options expired                             (6)               (365,369)
         Options closed                             (27)             (3,482,806)
                                                   ----             -----------
         Outstanding, end of period                  10             $ 1,771,421
                                                   ====             ===========

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At December 31, 1999, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL          CONTRACT               MARKET          AGGREGATE
         CONTRACTS TO RECEIVE                          AMOUNT              VALUE DATE              VALUE          FACE AMOUNT
         -----------------------------------------------------------------------------------------------------------------------
         Argentinian Peso                               8,300,019       01/19-03/09/2000      $      8,265,861  $     8,238,777
         Canadian Dollar                                3,100,000          03/16/2000                2,150,403        2,100,840
         Euro                                          14,899,838       01/14-01/19/2000            15,031,305       15,542,833
         Hong Kong Dollar                              10,482,538          01/14/2000                1,348,329        1,343,433
         Japanese Yen                               1,601,483,611       01/18-01/19/2000            15,714,339       15,545,613
         New Zealand Dollar                            14,617,052       01/14-01/18/2000             7,639,038        7,467,929
         Polish Zloty                                   2,876,930          07/24/2000                  656,097          700,000
         Swedish Krona                                 44,200,000          01/18/2000                5,208,161        5,298,397
         Thai Baht                                     41,778,000          09/11/2000                1,110,133        1,100,000
                                                                                              ----------------  ----------------
         TOTAL                                                                                $     57,123,666  $    57,337,822
                                                                                              ================  ================

                                                     UNREALIZED
         CONTRACTS TO RECEIVE                       GAIN/(LOSS)
         ----------------------------------------
         Argentinian Peso                          $       27,084
         Canadian Dollar                                   49,563
         Euro                                            (511,528)
         Hong Kong Dollar                                   4,896
         Japanese Yen                                     168,726
         New Zealand Dollar                               171,109
         Polish Zloty                                     (43,903)
         Swedish Krona                                    (90,236)
         Thai Baht                                         10,133
                                                   --------------
         TOTAL                                     $     (214,156)
                                                   ==============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                               LOCAL PRINCIPAL          CONTRACT             MARKET      AGGREGATE    UNREALIZED
         CONTRACTS TO DELIVER                      AMOUNT              VALUE DATE            VALUE      FACE AMOUNT   GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         Australian Dollar                          3,510,000          03/15/2000         $  2,302,928  $ 2,245,965   $   (56,963)
         British Pound Sterling                    22,718,992       01/18-02/07/2000        36,681,286   37,199,895       518,609
         Danish Krone                             192,518,129       01/13-02/07/2000        26,099,342   27,371,956     1,272,614
         Euro                                      95,738,593       01/14-03/15/2000        96,599,371  102,030,442     5,431,071
         Hong Kong Dollar                          75,235,271    01/14/2000-08/13/2001       9,594,165    9,511,006       (83,159)
         Japanese Yen                           3,763,829,306    01/18/2000-05/17/2001      38,787,854   35,217,613    (3,570,241)
         New Zealand Dollar                        30,573,327       01/14-01/18/2000        15,977,813   16,020,504        42,691
         Norwegian Krone                            8,900,000          01/18/2000            1,111,389    1,159,942        48,553
         Polish Zloty                               2,876,930          07/24/2000              656,097      682,708        26,611
         Singapore Dollar                           6,841,134          01/14/2000            4,106,159    4,085,479       (20,680)
         Swedish Krona                            174,103,680       01/18-02/28/2000        20,530,530   21,387,185       856,655
         Thai Baht                                 89,276,000          09/11/2000            2,372,259    2,200,000      (172,259)
                                                                                          ------------  ------------  -----------
         TOTAL                                                                            $254,819,193  $259,112,695  $ 4,293,502
                                                                                          ============  ============  ===========

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contracts terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At December 31, 1999, the Portfolio held the following financials futures contracts:

                                                                              UNDERLYING FACE
         CONTRACT                              POSITION    EXPIRATION DATE    AMOUNT AT VALUE   UNREALIZED GAIN
         -------------------------------------------------------------------------------------------------------------------
         U.S. 10 Year Note (1,000 Contracts)     Short         03/31/2000      $95,859,375       $2,185,352
         U.S. 10 Year Note (335 Contracts)       Short         03/31/2000       32,112,891          127,523
                                                                                                 ----------
                                                                                                 $2,312,875
                                                                                                 ==========

      At December 31, 1999, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At December 31, 1999, the Fund had entered into the following delayed delivery transactions:

     TYPE             SECURITY           SETTLEMENT DATE           PAYABLE AMOUNT
     ---------------------------------------------------------------------------
     Buy                FNMA               01/25/2000               $ 53,651,406
     Buy                GNMA               01/25/2000                 54,577,900
     Buy                GNMA               01/25/2000                 40,659,375
     Buy                GNMA               01/25/2000                 55,571,250
                                                                    ------------
                                                                    $204,459,931
                                                                    ============

                         REPORT OF INDEPENDENT ACCOUNTANTS

   To the Trustees of Standish, Ayer & Wood Master Portfolio and the Investors of Standish Fixed Income Portfolio:

   In our opinion, the accompanying statement of asset and liabilities, including the schedule of investments, and related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of Standish, Ayer & Wood Master
   Portfolio: Standish Fixed Income Portfolio (the "Portfolio") at December 31, 1999, the results of its operations, the changes in its net assets and the supplemental data for the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and supplemental data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 18, 2000


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

                            [LOGO] Standish Funds(R)
                                   One Financial Center
                                   Boston, MA 02111-2662
                                   (800) 729-0066
                                   www.standishfunds.com